Income Taxes - Summary of Reconciliation of Income Taxes Expenses (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount
Profit (loss) before income tax	¥ (101,474,055)	$ (14,292,322)	¥ 269,623,829	¥ (846,409,045)
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ 25,368,514	$ 3,573,081	¥ (67,405,957)	¥ 211,602,261
Effect of different tax rates	(25,070,403)	(3,531,092)	12,944,788	(60,256,708)
Tax exempted income	(198,231)	(27,920)
Outside basis difference	(215,985,749)	(30,420,956)	(109,594,486)
Expenses not deductible for tax purposes	36,882,867	5,194,842	12,666,674	62,168,979
Adjustment on current income tax of the previous periods	(18,394,143)	(2,590,761)	(18,081,862)	8,525,032
Deferred only adjustment				26,769,243
Non-deductible guarantee liability:	93,833,446	13,216,164
Write-off of NOL and others due to liquidations:	252,778,471	35,603,103
Research and development super-deduction				(19,928,755)
Tax rate change				(105,024,051)
Withholding income tax	4,427,205	623,559
Changes in valuation allowance	(91,301,461)	(12,859,542)	261,898,970	136,626,066
Income tax expenses	¥ 62,340,516	$ 8,780,478	¥ 92,428,127	¥ 260,482,067